Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017		Mar. 31, 2017
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 16,256,000		¥ 18,835,000
Investment securities, Available-for-sale securities		36,827,530		39,090,099
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	16,273,000		18,562,000
Obligation to return securities received as collateral		2,699,912		3,516,232
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	12,211,000		14,242,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	12,265,000		14,328,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	3,742,000		4,301,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	3,752,000		4,084,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	206,000		188,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	253,000		182,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	29,000		35,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	27,000		31,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	67,000		67,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	68,000		58,000
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		22,508,623		25,826,288
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,250,611		1,015,489
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		2,301,651		2,149,929
Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,113,066		1,141,732
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,460,079		1,188,918
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		82,870		80,268
Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,505,653		1,378,272
Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale securities		163,086	[4]	170,789	[5]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,441,891		6,138,414
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	25,117,397		22,473,781
Trading account assets, Trading derivative assets		16,255,406		18,833,118
Investment securities, Available-for-sale securities		36,827,530		39,090,099
Investment securities, Other investment securities		25,564		26,292
Others	[7],[8]	844,431		495,006
Assets at fair value, Total		79,070,328		80,918,296
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		72,746		129,684
Trading account liabilities, Trading derivative liabilities		16,346,038		18,660,449
Obligation to return securities received as collateral		2,699,912		3,516,232
Others	[9]	512,583		405,156
Liabilities at fair value, Total		19,631,279		22,711,521
Fair Value, Measurements, Recurring [Member] | Real Estate Funds [Member]
Assets:
Investment securities valued at net asset value				41
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		149		119
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	12,437,573		10,646,728
Trading account assets, Trading derivative assets		93,551		112,687
Investment securities, Available-for-sale securities		27,150,763		30,214,302
Others	[7],[8]	791,644		453,214
Assets at fair value, Total		40,473,531		41,426,931
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		71,580		128,292
Trading account liabilities, Trading derivative liabilities		160,783		135,342
Obligation to return securities received as collateral		2,593,258		3,423,936
Liabilities at fair value, Total		2,825,621		3,687,570
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	11,698,694		11,027,560
Trading account assets, Trading derivative assets		16,065,597		18,619,331
Investment securities, Available-for-sale securities		9,356,429		8,538,271
Others	[7],[8]	46,059		37,942
Assets at fair value, Total		37,166,779		38,223,104
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		1,166		1,392
Trading account liabilities, Trading derivative liabilities		16,118,563		18,461,252
Obligation to return securities received as collateral		106,654		92,296
Others	[9]	480,968		376,724
Liabilities at fair value, Total		16,707,351		18,931,664
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	981,130		799,493
Trading account assets, Trading derivative assets		96,258		101,100
Investment securities, Available-for-sale securities		320,338		337,526
Investment securities, Other investment securities		25,564		26,292
Others	[7],[8]	6,728		3,850
Assets at fair value, Total		1,430,018		1,268,261
Liabilities:
Trading account liabilities, Trading derivative liabilities		66,692		63,855
Others	[9]	31,615		28,432
Liabilities at fair value, Total		98,307		92,287
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		12,209,532		14,240,035
Liabilities:
Trading account liabilities, Trading derivative liabilities		12,245,296		14,304,615
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		9,912		27,321
Liabilities:
Trading account liabilities, Trading derivative liabilities		19,542		45,539
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		12,165,012		14,174,526
Liabilities:
Trading account liabilities, Trading derivative liabilities		12,210,073		14,249,439
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		34,608		38,188
Liabilities:
Trading account liabilities, Trading derivative liabilities		15,681		9,637
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		3,741,823		4,300,664
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,752,217		4,083,603
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		1,813		9,661
Liabilities:
Trading account liabilities, Trading derivative liabilities		1,265		5,219
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,723,066		4,270,548
Liabilities:
Trading account liabilities, Trading derivative liabilities		3,745,399		4,072,787
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		16,944		20,455
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,553		5,597
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		206,598		188,406
Liabilities:
Trading account liabilities, Trading derivative liabilities		253,377		182,015
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		81,788		75,545
Liabilities:
Trading account liabilities, Trading derivative liabilities		139,975		84,514
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		98,783		88,154
Liabilities:
Trading account liabilities, Trading derivative liabilities		86,514		66,482
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		26,027		24,707
Liabilities:
Trading account liabilities, Trading derivative liabilities		26,888		31,019
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		30,801		36,645
Liabilities:
Trading account liabilities, Trading derivative liabilities		27,625		32,175
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		38		160
Liabilities:
Trading account liabilities, Trading derivative liabilities		1		70
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		12,084		18,740
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,268		14,730
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		18,679		17,745
Liabilities:
Trading account liabilities, Trading derivative liabilities		18,356		17,375
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		66,652		67,368
Liabilities:
Trading account liabilities, Trading derivative liabilities		67,523		58,041
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		66,652		67,363
Liabilities:
Trading account liabilities, Trading derivative liabilities		67,309		57,814
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets				5
Liabilities:
Trading account liabilities, Trading derivative liabilities		214		227
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		2,152,801		2,184,380
Investment securities, Available-for-sale securities		22,508,623		25,826,288
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		1,681,251		1,794,233
Investment securities, Available-for-sale securities		19,530,854		23,053,677
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		470,475		390,147
Investment securities, Available-for-sale securities		2,977,769		2,772,611
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,075
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		104,280		136,226
Investment securities, Available-for-sale securities		1,250,611		1,015,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		104,280		136,226
Investment securities, Available-for-sale securities		1,250,611		1,015,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		9,761,661		8,232,721
Investment securities, Available-for-sale securities		2,301,651		2,149,929
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		9,292,742		7,764,734
Investment securities, Available-for-sale securities		1,562,500		1,360,060
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		468,019		466,151
Investment securities, Available-for-sale securities		719,042		769,770
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		900		1,836
Investment securities, Available-for-sale securities		20,109		20,099
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,307,933		3,331,041
Investment securities, Available-for-sale securities		1,113,066		1,141,732
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,274,382		3,305,520
Investment securities, Available-for-sale securities		1,106,288		1,104,800
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		33,551		25,521
Investment securities, Available-for-sale securities		6,778		36,932
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		5,329,125		4,864,237
Investment securities, Available-for-sale securities		1,460,079		1,188,918
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		5,282,911		4,816,323
Investment securities, Available-for-sale securities		1,460,064		1,188,903
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		46,214		47,914
Investment securities, Available-for-sale securities		15		15
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		82,870		80,268
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		79,986		77,297
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		2,884		2,971
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		1,226,363		935,316
Investment securities, Available-for-sale securities		1,505,653		1,378,272
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		399,664		280,502
Investment securities, Available-for-sale securities		1,368,242		1,261,353
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		826,699		654,814
Investment securities, Available-for-sale securities		137,411		116,919
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		35,630		40,707
Investment securities, Available-for-sale securities		163,086		170,789
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities				5,155
Investment securities, Available-for-sale securities		9,945		10,199
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		35,630		35,552
Investment securities, Available-for-sale securities		153,141		160,590
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,093,750		1,084,421
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,093,750		1,084,421
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	2,105,854		1,664,732
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		17,308		13,150
Unfunded commitments related to equity securities		44,670		27,735
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	1,463,580		1,087,761
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	605,213		543,115
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	37,061		33,856
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,441,891		6,138,414
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		6,057,409		5,800,565
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 384,482		¥ 337,849

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥153,030 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2017 were ¥41 million, and ¥119 million, respectively, and those at September 30, 2017 were nil, and ¥149 million, respectively. For the nature and details of real estate funds and private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	Excludes certain investments valued at net asset value of private equity funds, whose fair values at March 31, 2017 were ¥13,150 million, and those at September 30, 2017 were ¥17,308 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2017 were ¥27,735 million, and those at September 30, 2017 were ¥44,670 million, respectively. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.